Note 4 - Property and Equipment, Net	12 Months Ended
Oct. 31, 2021
Notes to Financial Statements
Property, Plant and Equipment Disclosure [Text Block]
(4)	Property and Equipment, Net

Property and equipment, net as of October 31, 2021 and 2020 consists of the following:

	October 31,
	2021	2020
Land and land improvements	$3,148,834	$3,148,834
Building and improvements	8,303,055	8,245,585
Machinery and equipment	27,214,996	27,476,894
Furniture and fixtures	904,256	904,256
Construction in progress	171,499	217,137
Total property and equipment, at cost	39,742,640	39,992,706
Less accumulated amortization and depreciation	(31,829,789)	(31,180,843)
Property and equipment, net	$7,912,851	$8,811,863